Condensed Consolidated Statements Of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues [Abstract]
Total revenue	$ 1,554,000	$ 3,856,000
Costs and expenses:
Cost of revenue (exclusive of depreciation and amortization)	579,000	3,656,000
Research and development	25,094,000	18,115,000
Selling, general and administrative	22,413,000	17,303,000
Depreciation and amortization	886,000	2,040,000
Loss on purchase commitments	0	1,165,000
Transaction costs	217,000	105,000
Total costs and expenses	49,189,000	42,384,000
Other income (expense), net:
Pay-to-Play financing charge	0	(35,832,000)
Debt financing charge on convertible notes	(464,000)	(3,145,000)
Other income (expense), net	1,903,000	(255,000)
Gain (loss) on foreign exchange transactions	(228,000)	50,000
Change in fair value of convertible notes	(10,022,000)	(9,532,000)
Change in fair value of warrant liabilities	(5,701,000)	(945,000)
Total other income, net	(14,512,000)	(49,659,000)
Total loss before income taxes	(62,147,000)	(88,187,000)
Benefit from income taxes	(952,000)	(598,000)
Net loss	(61,195,000)	(87,589,000)
Loss from operations	(47,635,000)	(38,528,000)
Other income, net
Total other income, net	(14,512,000)	(49,659,000)
Income (loss) before provision for income taxes	(62,147,000)	(88,187,000)
Provision for income taxes	952,000	598,000
Net loss	$ (61,195,000)	$ (87,589,000)
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (3.5)	$ (20.79)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (3.5)	$ (20.79)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	17,476,105	4,213,244
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	17,476,105	4,213,244
Hardware revenue
Revenues [Abstract]
Total revenue	$ 29,000	$ 16,000
Related Party [Member] | Engineering services revenue
Revenues [Abstract]
Total revenue	1,525,000	3,840,000
BURTECH ACQUISITION CORP.
Costs and expenses:
Total costs and expenses	4,459,541	3,040,539
Other income (expense), net:
Total other income, net	1,380,175	5,751,596
Total loss before income taxes	(3,596,353)	2,366,786
Benefit from income taxes	517,179	1,027,644
Net loss	(4,113,532)	1,339,142
Penalties and interest on excise tax	310,728
Franchise tax expense	206,259	344,271
Loss from operations	(4,976,528)	(3,384,810)
Other income, net
Interest income earned on Trust Account	2,465,138	5,751,596
Change in fair value of derivative liability - Non-Redemption Agreement	(1,084,963)	0
Total other income, net	1,380,175	5,751,596
Income (loss) before provision for income taxes	(3,596,353)	2,366,786
Provision for income taxes	(517,179)	(1,027,644)
Net loss	$ (4,113,532)	$ 1,339,142
BURTECH ACQUISITION CORP. | Class A common stock subject to redemption
Other income, net
Net income (loss) per share, basic (in dollars per share)	$ (0.27)	$ 0.06
Net income (loss) per share, diluted (in dollars per share)	$ (0.27)	$ 0.06
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	4,333,146	10,578,271
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	4,333,146	10,578,271
BURTECH ACQUISITION CORP. | Non-redeemable Class A common stock
Other income, net
Net income (loss) per share, basic (in dollars per share)	$ (0.27)	$ 0.06
Net income (loss) per share, diluted (in dollars per share)	$ (0.27)	$ 0.06
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	10,816,995	1,803,670
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	10,816,995	1,803,670
BURTECH ACQUISITION CORP. | Class B Common Stock
Other income, net
Net income (loss) per share, basic (in dollars per share)	$ (0.27)	$ 0.06
Net income (loss) per share, diluted (in dollars per share)	$ (0.27)	$ 0.06
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	5	9,071,610
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	5	9,071,610